Segment Information (Details) - Schedule of segment reporting - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Cement Concrete And Precast [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		S/ 2,806,803	S/ 2,714,888
Other assets	[1]	37,068
Total assets		2,843,871	2,714,888
Operating liabilities		1,590,105	1,409,596
Capital expenditure	[2]	55,142	87,086
Depreciation and amortization		(131,877)	(122,911)
Provision of inventory net realizable value and obsolescence		(3,635)	(2,498)
Construction supplies [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		51,225	51,376
Other assets	[1]
Total assets		51,225	51,376
Operating liabilities		58,517	99,934
Capital expenditure	[2]
Depreciation and amortization		(767)	(879)
Provision of inventory net realizable value and obsolescence
Quicklime [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		83,621	93,812
Other assets	[1]
Total assets		83,621	93,812
Operating liabilities
Capital expenditure	[2]
Depreciation and amortization		(5,741)	(5,820)
Provision of inventory net realizable value and obsolescence
Other [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		31,696	53,258
Other assets	[1]	5,871	18,224
Total assets		37,567	71,482
Operating liabilities		107	377
Capital expenditure	[2]
Depreciation and amortization		(782)	(208)
Provision of inventory net realizable value and obsolescence
Consolidated [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		2,973,345	2,913,334
Other assets	[1]	42,939	18,224
Total assets		3,016,284	2,931,558
Operating liabilities		1,648,729	1,509,907
Capital expenditure	[2]	55,142	87,086
Depreciation and amortization		(139,167)	(129,818)
Provision of inventory net realizable value and obsolescence		S/ (3,635)	S/ (2,498)

[1]	As of December 31, 2020, corresponds to the financial investment designated at fair value through OCI of S/692,000 and fair value of derivative financial instruments (“cross currency swap”) of S/42,427,000. As of December 31, 2019 corresponds to the financial investment designated at fair value through OCI for approximately S/18,224,000. The fair value of derivative financial instruments of hedging is allocated to the segment of cement, and the financial investment designated at fair value through OCI and fair value of derivate financial instrument from trading are not assigned to any segment.
[2]	Capital expenditure consists of S/55,142,000 and S/87,086,000 during the years ended December 31, 2020 and 2019, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets.